Financial risk management	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial risk management

Note	5 | Financial risk management

Note	5.1 | Financial risk factors

The Company’s activities and the market in which it operates expose the Company to a number of financial risks: market risk (including currency risk, cash flows interest rate risk, fair value interest rate risk and price risk), credit risk and liquidity risk.

The management of the financial risk is part of the Company’s overall policies, which focus on the unpredictability of the financial markets and seek to minimize potential adverse effects on its financial performance. Financial risks are the risks derived from the financial instruments to which the Company is exposed during or at the end of each year. The Company uses derivative instruments to hedge exposure to certain risks whenever it deems appropriate in accordance with its internal risk management policy.

Risk management is controlled by the Finance and Control Division, which identifies, evaluates and hedges financial risks. Risk management policies and systems are periodically reviewed so that they can reflect the changes in the market’s conditions and the Company’s activities.

This section includes a description of the main risks and uncertainties that could have a material adverse effect on the Company’s strategy, performance, results of operations and financial position.

a.	Market risks

i.	Currency risk

Currency risk is the risk of fluctuation in the fair value or future cash flows of a financial instrument due to changes in foreign currency exchange rates. The Company’s exposure to currency risk relates to the collection of its revenue in pesos, in conformity with regulated electricity rates that are not indexed in relation to the US dollar, whereas a significant portion of its existing financial debt is denominated in US dollars. Therefore, the Company is exposed to the risk of a loss resulting from a devaluation of the peso. The Company may hedge its currency risk by trying to enter into currency futures. At the date of issuance of these Consolidated financial statements, the Company has not hedged its exposure to the US dollar.

If the Company continued to be unable to effectively hedge all or a significant part of its exposure to currency risk, any devaluation of the peso could significantly increase its debt service burden, which, in turn, could have a substantial adverse effect on its financial and cash position (including its ability to repay its Corporate Notes) and the results of its operations.

As of December 31, 2024 and 2023, the Company’s balances in foreign currency are as follow:

	Currency	Amount in foreign currency	Exchange rate (1)	Total 12.31.24	Total 12.31.23

ASSETS
CURRENT ASSETS
Other receivables	USD	1.6	1029.00	1,646	46,129
Financial assets at fair value through profit or loss	USD	285.8	1029.00	294,088	89,627
Cash and cash equivalents	USD	14.0	1029.00	14,406	351
TOTAL CURRENT ASSETS				310,140	136,107
TOTAL ASSETS				310,140	136,107

LIABILITIES
NON-CURRENT LIABILITIES
Borrowings	USD	343.9	1032.00	354,945	96,566
TOTAL NON-CURRENT LIABILITIES				354,945	96,566
CURRENT LIABILITIES
Trade payables	USD	17.8	1032.00	18,370	40,317
	EUR	0.1	1074.31	107	1,169
	CHF	0.2	1141.31	228	629
Borrowings	USD	12.1	1032.00	12,480	109,708
	CNY	-	141.25	-	618
Other payables	USD	-	1032.00	-	2,459
TOTAL CURRENT LIABILITIES				31,185	154,900
TOTAL LIABILITIES				386,130	251,466

(1)	The exchange rates used are the BNA exchange rates in effect as of December 31, 2024 for US Dollars (USD), Euros (EUR), Swiss francs (CHF) and Chinese yuans (CNY).

The table below shows the Company’s exposure to currency risk resulting from the financial assets and liabilities denominated in a currency other than the Company’s functional currency.

	12.31.24	12.31.23
Net position
US dollar	(75,655)	(112,943)
Chinese Yuan	-	(618)
Euro	(107)	(1,169)
Swiss franc	(228)	(629)
Total	(75,990)	(115,359)

The Company estimates that a 10% devaluation of the Argentine peso with respect to each foreign currency, with all other variables held constant, would give rise to the following decrease in the profit (loss) for the year:

	12.31.24	12.31.23
Net position
US dollar	(7,566)	(11,294)
Chinese Yuan	-	(62)
Euro	(11)	(118)
Swiss franc	(23)	-
Decrease in the results of operations for the year	(7,600)	(11,474)

ii.	Price risk

The Company’s investments in listed equity instruments are susceptible to market price risk arising from the uncertainties concerning the future value of these instruments. Due to the low significance of the investments in equity instruments in relation to the net asset/liability position, the Company is not significantly exposed to the referred to instruments price risk.

Furthermore, the Company is not exposed to commodity price risk.

iii.	Interest rate risk

It is the risk of fluctuation in the fair value or cash flows of an instrument due to changes in market interest rates. The Company’s exposure to interest rate risk is related mainly to the long-term debt obligations.

Indebtedness at floating rates exposes the Company to interest rate risk on its cash flows. Indebtedness at fixed rates exposes the Company to interest rate risk on the fair value of its liabilities. As of December 31, 2024 and 2023, except for both Classes Nos. 4 and 6 Corporate Notes issued by the Company in Argentine pesos, at the private BADLAR floating interest rate plus an annual 3% and 7% fixed margin, respectively (Note 29), and the Payment plan with CAMMESA that is disclosed in the Other payables account (Notes 2.c and 26), all the loans were obtained at fixed interest rates. The Company’s policy is to keep the largest percentage of its indebtedness in instruments that accrue interest at fixed rates.

The Company analyzes its exposure to interest rate risk in a dynamic manner. Several scenarios are simulated taking into account the positions with respect to refinancing, renewal of current positions, alternative financing and hedging. Based on these scenarios, the Company calculates the impact on profit or loss of a specific change in interest rates. In each simulation, the same interest rate fluctuation is used for all the currencies. Scenarios are only simulated for liabilities that represent the most relevant interest-bearing positions.

b.	Credit risk

It is the risk of a financial loss as a consequence of a counterparty’s failure to comply with the obligations assumed in a financial instrument or commercial contract. The Company’s exposure to credit risk results from its operating (particularly from its commercial receivables) and financial activities, including deposits in financial entities and other instruments.

Credit risk arises from cash and cash equivalents, deposits with banks and financial entities and derivative financial instruments, as well as from credit exposure to customers, including outstanding balances of accounts receivable and committed transactions.

With regard to banks and financial entities, only those with high credit quality are accepted.

With regard to debtors, if there are no independent credit risk ratings, the Finance Department evaluates the debtors’ credit quality, past experience and other factors.

Individual credit limits are set in accordance with the limits set by the Company’s CEO, on the basis of the internal or external ratings approved by the Finance and Control Division.

The Company has different procedures in place to reduce energy losses and allow for the collection of the balances owed by its customers. The Operations and Customer Service Divisions periodically monitor compliance with the above-mentioned procedures.

One of the significant items of delinquent balances is that related to the receivable amounts with Municipalities, in respect of which the Company applies different offsetting mechanisms against municipal taxes it collects in the name and to the order of those government bodies and debt refinancing plans, with the aim of reducing its exposure.

At each fiscal year-end, the Company analyzes whether the recording of an impairment is necessary. As of December 31, 2024 and 2023, delinquent trade receivables totaled approximately $ 33,703 and $ 24,727, respectively. As of December 31, 2024 and 2023, the Consolidated financial statements included allowances for $ 11,365 and $ 13,591, respectively.

The inability to collect the amounts receivable in the future could have an adverse effect on the Company’s results of operations and its financial position, which, in turn, could have an adverse effect on the Company’s ability to repay loans, including payment of the Corporate Notes.

The balances of the bills for electricity consumption of T1 (small-demand), T2 (medium-demand) and T3 (large-demand) customers that remain unpaid seven working days after the bills’ first due dates are considered delinquent trade receivables. Additionally, the amounts included in the Framework Agreement are not considered within delinquent balances of the electricity supplied to low-income areas and shantytowns.

The Company’s maximum exposure to credit risk is based on the book value of each financial asset in the Consolidated financial statements, after deducting the corresponding allowances.

c.	Liquidity risk

The Company monitors the risk of a deficit in cash flows on a periodical basis. The Finance Department supervises the updated projections of the Company’s liquidity requirements in order to ensure that there is enough cash to meet its operating needs, permanently maintaining sufficient margin for undrawn credit lines so that the Company does not fail to comply with the indebtedness limits or covenants, if applicable, of any line of credit. Such projections give consideration to the Company’s debt financing plans, compliance with covenants, with internal balance sheet financial ratios objectives and, if applicable, with external regulations and legal requirements, such as, restrictions on the use of foreign currency.

Cash surpluses held by the Company and the balances in excess of the amounts required to manage working capital are invested in money market funds and/or time deposits that accrue interest, currency deposits and securities, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient margin as determined in the aforementioned projections. As of December 31, 2024 and 2023, the Company’s current financial assets at fair value amount to $ 363,351 and $ 179,933, respectively, which are expected to generate immediate cash inflows to manage the liquidity risk.

The table below includes an analysis of the Company’s non-derivative financial liabilities, which have been classified into maturity groupings based on the remaining period between the closing date of the fiscal year and the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows. The amounts disclosed in the table are the contractual undiscounted cash flows.

	No deadline	Less than 3 months	From 3 months to 1 year	From 1 to 2 years	From 2 to 5 years	Total
As of December 31, 2024
Trade payables and other liabilities	353,726	488,492	127,039	40,550	277,945	1,287,752
Borrowings	-	99,550	12,980	354,945	-	467,475
Total	353,726	588,042	140,019	395,495	277,945	1,755,227

As of December 31, 2023
Trade payables and other liabilities	218,480	344,681	97,593	40,959	351,303	1,053,016
Borrowings	-	-	110,326	96,566	-	206,892
Total	218,480	344,681	207,919	137,525	351,303	1,259,908

Note	5.2 | Concentration risk factors

a.      Related to customers

The Company’s receivables derive primarily from the sale of electricity.

No single customer accounted for more than 10% of sales for the years ended December 31, 2024 and 2023.

b.     Related to employees who are union members

As of December 31, 2024, the Company’s employees are members of unions, Sindicato de Luz y Fuerza de Capital Federal (Electric Light and Power Labor Union of the Federal Capital) and Asociación del Personal Superior de Empresas de Energía (Association of Supervisory Personnel of Energy Companies). These employees’ labor cost depends on negotiations between the Company and the unions; a sensitive change in employment conditions generates a significant impact on the Company’s labor costs.

Collective bargaining agreements were entered into in the months of February, March, April, May, June, August, October and December 2024, as a consequence of the inflationary context in which the Argentine economy is immersed. At the date of issuance of the Consolidated financial statements, there is no certainty concerning future collective bargaining agreements.

Note	5.3 | Capital risk management

The Company’s objectives when managing capital are to safeguard its ability to continue operating as a going concern and to maintain an optimal capital structure to reduce the cost of capital.

Consistent with others in the industry, the Company monitors its capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total liabilities (current and non-current) less cash and cash equivalents. Total capital is calculated as equity, as shown in the Statement of Financial Position, plus net debt.

The gearing ratios at December 31, 2024 and 2023 were as follow:

	12.31.24	12.31.23
Total liabilities	2,472,512	2,053,023
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(387,269)	(199,810)
Net debt	2,085,243	1,853,213
Total Equity	1,507,065	1,232,604
Total capital attributable to owners	3,592,308	3,085,817
Gearing ratio	58.05%	60.06%

Note	5.4 | Regulatory risk factors

Pursuant to caption C of Section 37 of the Concession Agreement, the Grantor of the Concession may, without prejudice to other rights to which the Grantor is entitled thereunder, foreclose on the collateral granted by the Company when the cumulative value of the penalties imposed to the Company in the previous one-year period exceeds 20% of its annual billing, net of taxes and fees.

The Company’s Management evaluates the development of this indicator on an annual basis. At the date of issuance of these Consolidated financial statements, there are no events of non-compliance by the Company that could lead to that situation.

Note	5.5 | Information security-related risk factors

The Company has a Security Information and Event Management System in place to access data-based information, mitigating risks at scale with machine learning-based analysis.

Furthermore, there are information security awareness programs addressed to the staff, and a liability insurance that covers the Company against the residual risks and costs associated with cybersecurity events.

Note	5.6 | Fair value estimate

The Company classifies the measurements of financial instruments at fair value using a fair value hierarchy that reflects the relevance of the variables used to carry out such measurements. The fair value hierarchy has the following levels:

· Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

· Level 2: inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from the prices).

· Level 3: inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).

The table below shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2024 and 2023:

	LEVEL 1	LEVEL 2

At December 31, 2024
Assets
Other receivables
Transferred assets and in custody	8,945	-
Financial assets at fair value through profit or loss:
Negotiable instruments	114,494	-
Mutual funds	248,857	-
Cash and cash equivalents:
Mutual funds	448	-
Total assets	372,744	-

Liabilities
Other liabilities:
Payment plan - CAMMESA	-	131,490
Total liabilities	-	131,490

At December 31, 2023
Assets
Other receivables
Transferred assets and in custody	44,436
Financial assets at fair value through profit or loss:
Negotiable instruments	1,280	-
Mutual funds	178,653	-
Cash and cash equivalents		-
Mutual funds	16,833
Total assets	241,202	-

Liabilities
Other liabilities:
Payment plan - CAMMESA	-	130,632
Total liabilities	-	130,632

The value of the financial instruments traded in active markets is based on the quoted market prices at the Statement of Financial Position date. A market is regarded as active if quoted prices are regularly available from a stock exchange, broker, sector-specific institution or regulatory agency, and those prices represent current and regularly occurring market transactions on an arms’ length basis. The quoted market price used for financial assets held by the Company is the current offer price. These instruments are included in level 1.

The fair value of financial instruments that are not traded in active markets is determined by using valuation techniques. These valuation techniques maximize the use of observable market data, where it is available, and rely as little as possible on the Company’s specific estimates. If all the significant variables to determine the fair value of a financial instrument are observable, the instrument is included in level 2.

If one or more of the significant variables used to determine fair value are not observable in the market, the financial instrument is included in level 3. There are no financial instruments that are to be included in level 3.